Share Capital	12 Months Ended
Jun. 30, 2024
Share Capital, Reserves and Other Equity Interest [Abstract]
Share Capital	Share capital
Accounting policy
Ordinary shares are classified as equity, incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

The cost of treasury shares is eliminated against the share capital balance.

Authorised
1 200 000 000 (2023: 1 200 000 000) ordinary shares with no par value.
6 866 103 (2023: 4 400 000) convertible preference shares with no par value.

Issued
632 634 413 (2023: 618 071 972) ordinary shares with no par value. All issued shares are fully paid.
6 866 103 (2023: 4 400 000) convertible preference shares with no par value.

Share issues
Share issues relating to employee share options
An additional 1 910 916 (2023: 1 546 270) shares were issued to settle the exercise of share options by employees relating to Harmony's management share option schemes. In the current financial year, Harmony implemented a new employee share option scheme referred to as the Katleho ya Moruo (Harmony ESOP Trust). On 4 April 2024 a total of 12 651 525 shares were issued to the Harmony ESOP Trust as part of the new scheme. These shares will be used to facilitate the non-managerial share based payment scheme. Note 34 sets out the details in respect of the share option schemes.

Convertible preference shares
On 21 February 2024, Harmony issued 2 466 103 convertible preference shares to the Harmony Gold Community Trust. The convertible preference shares carry a minimum annual preference dividend of R2 per share and are convertible into ordinary shares on a 1:1 basis after the tenth anniversary of the date on which the shares were issued. The conversion is at the election of Harmony.

Treasury shares
Included in the total of issued shares are the following treasury shares:

Number of shares	2024	2023
Ordinary shares
Lydenburg Exploration Limited[1]	335	335
Kalgold Share Trust[2]	47 046	47 046
Harmony ESOP Trust[2]	12 651 525	—
Convertible preference shares
Harmony Gold Community Trust[3]	6 866 103	4 400 000
1    A wholly-owned subsidiary.
[2]    Trust controlled by the group.
[3] The issue of the convertible preference shares did not impact the group's consolidated financial statements as the Harmony Gold Community Trust is controlled by the group.